RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
SCHEDULE OF RELATIONSHIP OF RELATED PARTIES

The relationship of related parties is summarized as follows:

Name of Related Party	Relationship to the Company
Silong Chen	Chief Executive Officer; Chairman of the Board of Directors
Junqiang Chen	Relative of Mr. Silong Chen
Linsun Smart Technology Co., Ltd (“Linsun”)	Equity investee - 13% of the ownership
Dogness Network Technology Co., Ltd (“Dogness Network”)	Former equity investee - 10% of the ownership (deregistered on April 20, 2026)
Dogness Technology Co., Ltd (“Dogness Technology”)	The legal representative is Junqiang Chen, the relative of Mr. Silong Chen (Junqiang Chen ceased to be the legal representative on December 31, 2023, and Dogness Technology ceased to be a related party as of such time)

SCHEDULE OF DUE FROM RELATED PARTIES	Amount due from a related party consists primarily of rental receivables from the following:
	As of	As of
	June 30, 2026	June 30, 2025
Linsun	$135,434	$108,387

SCHEDULE OF DUE TO RELATED PARTIES	Amount due to a related party consists of the following:
	As of	As of
	June 30, 2026	June 30, 2025
Mr. Silong Chen	$101,873	$32,171

SCHEDULE OF REVENUE FROM RELATED PARTIES	Revenue from related parties consisted of the following:
	For the Years Ended June 30,
	2026	2025	2024
Dogness Network	$-	$-	$52,830
Dogness Technology	-	-	48,625
Total	$-	$-	$101,455

SCHEDULE OF ACCOUNTS RECEIVABLE FROM RELATED PARTIES	Accounts receivable - related party consisted of the following:
	As of	As of
	June 30, 2026	June 30, 2025
Dogness Network	$-	$12,135

SCHEDULE OF ACCOUNTS PAYABLE FROM RELATED PARTY	Account payable - related party consisted of the following:
	As of	As of
	June 30, 2026	June 30, 2025
Linsun	$11,834	$22,663